Shareholder Report, Holdings (Details)	Jun. 30, 2024
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | The Real Estate Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Healthcare Realty Trust, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Urban Edge Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Independence Realty Trust, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | UMH Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Brixmor Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Howard Hughes Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Veris Residential, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | DIVERSIFIED/OTHER [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | INDUSTRIAL [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | MORTGAGE [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | OFFICE [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | RESIDENTIAL [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
LDR Real Estate Value-Opportunity Fund, Institutional Class Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | The Real Estate Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.38%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Healthcare Realty Trust, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	6.46%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Healthpeak Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.25%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Urban Edge Properties [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Kite Realty Group Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Independence Realty Trust, Inc.[Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | UMH Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.45%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Brixmor Property Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Howard Hughes Holdings, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Veris Residential, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.76%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | DIVERSIFIED/OTHER [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | INDUSTRIAL [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | MORTGAGE [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | OFFICE [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | RESIDENTIAL [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
LDR Real Estate Value-Opportunity Fund, Platform Class Shares | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%